Note 17 (Tables)	12 Months Ended
Dec. 31, 2024
Tangible Assets [Abstract]
Tangible Assets Breakdown By Type Of Asset [Table Text Block]
The breakdown of, and changes in, the balances under this heading in the consolidated balance sheets, according to the nature of the related items, is as follows:

Tangible assets. Breakdown by type of assets and changes in the year 2024 (Millions of Euros)
		Land and buildings	Work in progress	Furniture, fixtures and vehicles	Right to use asset		Investment Properties	Assets leased out under an operating lease	Total
	Notes				Own use	Investment Properties
Cost
Balance at the beginning		6,405	199	6,424	2,212	238	156	800	16,432
Additions		295	110	513	574	2	52	369	1,914
Retirements		(38)	(1)	(89)	(332)	(32)	(10)	(63)	(566)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		5	(136)	145	(44)	44	(20)	—	(5)
Exchange difference and other		(192)	(17)	(145)	29	—	63	53	(208)
Balance at the end		6,475	155	6,848	2,439	251	241	1,158	17,567
Accrued depreciation
Balance at the beginning		1,226	—	4,606	906	93	17	49	6,896
Additions	45	123	—	501	324	19	5	—	972
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		(25)	—	(87)	(42)	—	(1)	(6)	(161)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(4)	—	10	22	(22)	(1)	—	5
Exchange difference and other		(56)	—	(181)	(46)	—	8	111	(165)
Balance at the end		1,262	—	4,850	1,164	91	27	153	7,547
Impairment
Balance at the beginning		166	—	—	40	61	15	—	283
Additions	49	(65)	—	2	(18)	20	31	1	(29)
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		—	—	—	—	—	—	—	—
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		—	—	—	—	—	(5)	—	(5)
Exchange difference and other		16	—	(2)	—	—	(2)	(1)	13
Balance at the end		118	—	—	22	81	39	—	260
Net tangible assets
Balance at the beginning		5,013	199	1,817	1,266	84	124	751	9,253
Balance at the end		5,094	155	1,999	1,253	79	174	1,004	9,759

Tangible assets. Breakdown by type of assets and changes in the year 2023 (Millions of Euros)
					Right to use asset		Investment properties	Assets leased out under an operating lease	Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles	Own use	Investment properties
Cost
Balance at the beginning		6,255	93	5,833	1,871	214	242	582	15,089
Additions		270	190	549	499	10	39	238	1,795
Retirements		(19)	(4)	(117)	(195)	—	(10)	(4)	(349)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		12	(72)	41	(18)	15	—	—	(22)
Exchange difference and other		(113)	(8)	118	55	—	(115)	(16)	(79)
Balance at the end		6,405	199	6,424	2,212	238	156	800	16,432
Accrued depreciation
Balance at the beginning		1,064	—	4,204	653	70	23	52	6,066
Additions	45	121	—	426	296	21	3	—	867
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		(9)	—	(73)	(26)	—	(1)	(1)	(111)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(2)	—	(7)	(5)	3	1	—	(11)
Exchange difference and other		52	—	57	(12)	—	(9)	(3)	85
Balance at the end		1,226	—	4,606	906	93	17	49	6,896
Impairment
Balance at the beginning		154	—	—	65	50	17	—	286
Additions	49	15	—	1	(14)	12	2	—	16
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		—	—	—	—	—	—	—	—
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		—	—	—	—	—	—	—	—
Exchange difference and other		(3)	—	(1)	(11)	—	(3)	—	(18)
Balance at the end		166	—	—	40	61	15	—	283
Net tangible assets
Balance at the beginning		5,036	93	1,629	1,153	94	201	530	8,737
Balance at the end		5,013	199	1,817	1,266	84	124	751	9,253

Tangible assets. Breakdown by type of assets and changes in the year 2022 (Millions of euros)
					Right to use asset		Investment properties	Assets leased out under an operating lease	Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles	Own use	Investment properties
Cost
Balance at the beginning		4,350	67	5,388	3,154	162	147	267	13,535
Additions		366	71	475	578	19	95	122	1,726
Retirements		(4)	—	(140)	(1,620)	(1)	(19)	—	(1,784)
Acquisition of subsidiaries in the year ⁽¹⁾		1,392	—	—	—	—	—	—	1,392
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(21)	(54)	(40)	(274)	33	(4)	—	(360)
Exchange difference and other ⁽²⁾		171	9	150	32	—	23	193	580
Balance at the end		6,255	93	5,833	1,871	214	242	582	15,089
Accrued depreciation
Balance at the beginning		900	—	3,833	811	47	17	33	5,641
Additions	45	108	—	393	295	18	5	—	818
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		(2)	—	(132)	(244)	—	(13)	—	(392)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		11	—	52	(220)	6	13	—	(139)
Exchange difference and other		47	—	59	11	—	2	19	138
Balance at the end		1,064	—	4,204	653	70	23	52	6,066
Impairment
Balance at the beginning		114	—	—	427	34	21	—	596
Additions	49	(29)	—	4	(45)	16	2	—	(53)
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		—	—	—	—	—	—	—	—
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(1)	—	—	(7)	—	21	—	13
Exchange difference and other		70	—	(4)	(309)	—	(26)	—	(270)
Balance at the end		154	—	—	65	50	17	—	286
Net tangible assets
Balance at the beginning		3,336	67	1,555	1,916	81	109	234	7,298
Balance at the end		5,036	93	1,629	1,153	94	201	530	8,737
(1) The amount in 2022 was affected by the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group.
(2) The variation in 2022 corresponds mainly to the effect of the IAS 29 "Financial Reporting in Hyperinflationary Economies" implementation in Turkey (see Note 2.2.18).

Tangible assets by Spanish and foreign subsidiaries net assets values [Table Text Block]
The following table shows the detail of the net carrying amount of the tangible assets corresponding to Spanish and foreign subsidiaries as of December 31, 2024, 2023 and 2022:

Tangible assets by Spanish and foreign subsidiaries. Net assets values (Millions of euros)
	2024	2023	2022 ⁽¹⁾
BBVA and Spanish subsidiaries	4,129	4,183	4,285
Foreign subsidiaries	5,630	5,071	4,452
Total	9,759	9,253	8,737
(1) The number of branches in 2022 was affected by the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group.